RECURRING FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value of held to maturity securities

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of June 30, 2021
U.S. Treasury Funds	$116,181,780	$-	$-	$116,181,780
	$116,181,780	$-	$-	$116,181,780

As of December 31, 2020, investment in the Company’s Trust Account consisted of $379 in U.S. Money Market and $116,162,094 in U.S. Treasury Securities. The Company classifies its United States Treasury securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying Value/ Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$379	$-	$-	$379
U.S. Treasury Securities	116,162,094	1,154	-	116,163,248
	$116,162,473	$1,154	$-	$116,163,627

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$379	$-	$-	$379
U.S. Treasury Securities	116,162,094	1,154	-	116,163,248
	$116,162,473	$1,154	$-	$116,163,627

Summary of changes in carrying value of investment held in Trust Account

	Treasury Funds	U.S. Money Market	U.S. Treasury Securities
Carrying value as of January 1, 2021	$-	$379	$116,162,094
Amortization of interest income through the settlement date on February 4, 2021	-	-	7,906
Settlement on February 4, 2021	-	116,170,000	(116,170,000)
Investment in Treasury Securities	-	(116,169,721)	116,169,721
Amortization of interest income through March 31, 2021	-	-	6,212
Carrying value as of March 31, 2021	$-	$658	$116,175,933
Amortization of interest income through the settlement date on May 6, 2021	-	-	4,067
Settlement on May 6, 2021	-	116,180,000	(116,180,000)
Investment in Treasury Funds	116,180,658	(116,180,658)	-
Interest income earned on Treasury Funds through June 30, 2021	1,122	-	-
	$116,181,780	$-	$-

Schedule of assets and liabilities measured at fair value on a recurring basis

	June 30	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	$116,181,780	$116,181,780	$-	$-
	$116,181,780	$116,181,780	$-	$-
Liabilities:
Warrant Liability	$14,400,570	$13,340,000	$-	$1,060,570
	$14,400,570	$13,340,000	$-	$1,060,570

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$379	$379	$—	$—
U.S. Treasury Securities held in Trust Account	116,162,094	116,162,094	—	—
	$116,162,473	$116,162,473	$—	$—
Liabilities:
Warrant Liability	$12,372,000	$—	$—	$12,372,000
	$12,372,000	$—	$—	$12,372,000

Schedule of the fair value of the warrant liability

Warrant Liability
Fair value as of January 1, 2021	$12,372,000
Revaluation of warrant liability included in other income within the statement of income for the three months ended March 31, 2021	(3,610,250)
Fair value as of March 31, 2021	$8,761,750
Revaluation of warrant liability included in other expense within the statement of loss for the three months ended June 30, 2021	5,638,820
Fair value as of June 30, 2021	$14,400,570

Warrant Liability
Fair value as of August 20, 2020	$—
Initial fair value of warrant liability upon issuance at IPO	15,380,000
Initial fair value of warrant liability upon issuance at over-allotment	2,260,200
Revaluation of warrant liability included in other income within the statement of income for the period from August 20,2020 (inception) through December 31, 2020	(5,268,200)
Fair value as of December 31, 2020	$12,372,000

Schedule of assumption used

Input	June 30, 2021	December 31, 2020
Expected term (years)	5.19	5.59
Expected volatility	28.0%	29.0%
Risk-free interest rate	0.9%	0.44%
Annual dividends	$0.00	$0.00

Schedule Fair Value, Asset and Liabilities Measured on Recurring Basis

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$379	$379	$-	$-
U.S. Treasury Securities held in Trust Account	116,162,094	116,162,094	-	-
	$116,162,473	$116,162,473	$-	$-
Liabilities:
Warrant Liability	$12,372,000	$11,500,000	$-	$872,000
	$12,372,000	$11,500,000	$-	$872,000